Cash and deposits with financial institutions (Tables)	9 Months Ended
Jul. 31, 2021
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	July 31 2021		April 30 2021		October 31 2020
Cash and non-interest-bearing deposits with financial institutions	$8,553		$7,940		$11,123
Interest-bearing deposits with financial institutions	67,328		44,077		65,337
Total	$75,881	(1)	$52,017	(1)	$76,460	(1)
(1)	Net of allowances of $1 (April 30, 2021 – $2; October 31, 2020 – $1).